Summary of significant accounting policies	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Summary of significant accounting policies	Summary of significant accounting policies
Basis of presentation
The accompanying condensed consolidated balance sheet as of June 30, 2021 and the condensed consolidated statements of operations, condensed consolidated statements of comprehensive loss, and condensed consolidated statements of changes in stockholders’ equity for the three and six months ended June 30, 2021 and 2020 and the condensed consolidated statements of cash flows for the six months ended June 30, 2021 and 2020 are unaudited.
These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all of the financial information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of the Company’s management, the unaudited condensed consolidated financial statements include all adjustments necessary for the fair presentation of the Company’s balance sheet as of June 30, 2021 and its results of operations, including its comprehensive income, and stockholders’ equity for the three and six months ended June 30, 2021 and 2020 and cash flows for the three months ended June 30, 2021 and 2020. All adjustments are of a normal recurring nature. The results for the three and six months ended June 30, 2021 are not necessarily indicative of the results to be expected for any subsequent quarter or for the fiscal year ending December 31, 2021. These unaudited interim consolidated financial statements should be read in conjunction with the annual consolidated financial statements and related notes.
Use of estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities as of the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from the estimates made by management. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognized prospectively.
Significant items subject to such estimates and assumptions include, but are not limited to, reserves for incurred but not reported claims, the useful lives of property and equipment, accrued net premiums written from Third-Party Agent referrals and the valuations of stock-based compensation arrangements.
Title plants
Title plants are carried at cost, with costs incurred to maintain, update and operate title plants expensed as incurred. Because properly maintained title plants have indefinite lives and do not diminish in value with the passage of time, no provision has been made for depreciation or amortization. The Company analyzes the title plants for impairment when events or circumstances indicate that the carrying amount may not be recoverable. This analysis includes, but is not limited to, the effects of obsolescence, duplication, demand and other economic factors. There were no impairments of title plants for the three or six months ended June 30, 2021 and 2020. In February 2020, we sold a title plant for a total sale price of $3.2 million, including a realized gain of $0.2 million.
Reinsurance
The Company utilizes excess of loss and quota share reinsurance programs to limit its maximum loss exposure by reinsuring certain risks with other insurers. The Company has two reinsurance treaties: Excess of Loss Treaty and Quota Share Treaty.
Under the Excess of Loss Treaty, we cede liability over $15 million on all files. Excess of loss reinsurance coverage protects the Company from a large loss from a single loss occurrence. The Excess of Loss Treaty provides for ceding liability above the retention of $15 million for all policies up to a liability cap of $500 million.
Under the Quota Share Treaty, during the period from January 1, 2021 to February 23, 2021 the Company ceded 100% of its instant underwriting policies. Effective February 24, 2021, the Company cedes 25% of the written premium on our instantly underwritten policies, instead of 100%. During the three months ended June 30, 2020, the Company ceded 100% of its instant underwriting policies.
Payments and recoveries on reinsured losses for the Company’s title insurance business were immaterial during the three and six month periods ended June 30, 2021 and 2020.
Income taxes
Our effective tax rate for the six months ended June 30, 2021 and 2020 was (1)% as a result of our recording a full valuation allowance against the deferred tax assets. In determining the realizability of the net U.S. federal and state deferred tax assets, we consider numerous factors including historical profitability, estimated future taxable income, prudent and feasible tax planning strategies, and the industry in which we operate. As of December 31, 2020, the Company carried a valuation allowance against deferred tax assets as management believes it is more likely than not that the benefit of the net deferred tax assets covered by that valuation allowance will not be realized. A net deferred tax liability has been recorded as of June 30, 2021 and December 31, 2020 of $1.0 million and $1.0 million, respectively, and is included in accrued expenses and other liabilities within the accompanying condensed consolidated balance sheets. Management reassesses the realization of the deferred tax assets each reporting period. The Company has approximately $0.2 million of pre-2018 federal net operating losses subject to expiration beginning in 2036. The remainder of the federal net operating losses have no expiration. The Company’s state net operating losses are subject to various expirations, beginning in 2030. The Company’s 2017 through 2019 tax years remain open to federal and state tax examinations. The Company believes that as of June 30, 2021 it had no material uncertain tax positions. Interest and penalties related to unrecognized tax expenses (benefits) are recognized in income tax expense, when applicable. There were no material liabilities for interest and penalties accrued as of June 30, 2021.
Concentration of credit risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in financial institutions. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.
Coronavirus outbreak
The COVID-19 global pandemic has caused national and global economic and financial market disruptions. On the onset of the pandemic, the Company braced and anticipated uncertain disruption to our business. Our results from operations for the three and six months ended June 30, 2021, show that the Company’s performance from operations was not adversely impacted in a material manner. The Company continues to monitor and react to business disruptions caused by the pandemic but we cannot predict with certainty the duration of the pandemic or its impact on the Company’s financial condition and results of operations, as well as business operations and workforce.
Emerging Growth Company and Smaller Reporting Company
Subsequent to the Business Combination described in Note 15, the Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s condensed financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.
Additionally, subsequent to the Business Combination described in Note 15, the Company is a “smaller reporting company” as defined in Item 10(f)(1) of Regulation S-K. Smaller reporting companies may take advantage of certain reduced disclosure obligations, including, among other things, providing only two years of audited financial statements.
Recently issued and adopted accounting pronouncements
No new accounting policies were recently issued and adopted in the three or six months ended June 30, 2021.
Recently issued but not adopted accounting pronouncements
In June 2016, the FASB issued ASU No. 2016-13 Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments (Topic 326). The amendments in this and the related ASUs introduce broad changes to accounting for credit impairment of financial instruments. The primary updates include the introduction of a new current expected credit loss ("CECL") model that is based on expected rather than incurred losses and amendments to the accounting for impairment of held-to-maturity securities and available-for-sale securities. The amendments in this update are effective for public entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. For all other entities, the amendment is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. We are finalizing the effect this new guidance will have on our consolidated financial statements and related disclosures. Based on our implementation analysis performed, we have concluded that the overall effect of Topic 326 is not expected to be material to the consolidated financial statements upon adoption. We have not early adopted this standard.
In February 2016, the FASB issued ASU 2016-02, Leases ("ASU 2016-02"), which provides guidance for accounting for leases. ASU 2016-02 requires lessees to classify leases as either finance or operating leases and to record a right-of-use asset and a lease liability for all leases with a term greater than 12 months regardless of the lease classification. The lease classification will determine whether the lease expense is recognized based on an effective interest rate method or on a straight-line basis over the term of the lease. The amendments in this update are effective for public entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. In June 2020, the FASB issued ASU 2020-05, Revenue From Contracts With Customers (Topic 606) and Leases (Topic 842): Effective Dates for Certain Entities, which extended the adoption date of ASU 2016-02 for all other entities. Under ASU 2020-05, the effective date for adoption of ASU 2016-02 is fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Accounting for lessors remains largely unchanged from current U.S. GAAP. ASU 2016-02 will be effective for the Company’s fiscal year beginning January 1, 2022 and subsequent interim periods. The Company is currently evaluating the impact the adoption of ASU 2016-02 will have on the Company's financial statements, however management currently believes that the adoption will not have a significant impact on the Company's financial position and results of operations.	Summary of significant accounting policies
Basis of presentation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in accordance with the rules and regulations of the United States Securities and Exchange Commission (“SEC”). References to the Accounting Standard Codification (“ASC”) and Accounting Standard Updates (“ASU”) included hereinafter refer to the Accounting Standards Codification and Updates issued by the Financial Accounting Standards Board (“FASB”) as the source of authoritative U.S. GAAP. The accompanying consolidated financial statements include the accounts of the Company and the accounts of the Company’s wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.
Use of estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities as of the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from the estimates made by management.
Cash and cash equivalents and restricted cash
Cash and cash equivalents include cash on hand and on deposit at banking institutions as well as all highly liquid short-term investments with original maturities of 90 days or less. The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.
As of December 31, 2020 and 2019, the Company had restricted cash of $0.1 million and $8.3 million, respectively, including deposits in several states pledged in accordance with the applicable state insurance regulations, and certain collateral requirements in connection with leases for office space.
Investments
Fixed maturity securities
The Company evaluates its investments in debt securities with unrealized losses on a quarterly basis for potential other-than-temporary impairments in value. If the Company intends to sell a security in an unrealized loss position or determines that it is more likely than not that the Company will be required to sell a security before it recovers its amortized cost basis, the security is other-than-temporarily impaired and it is written down to fair value with all losses recognized in net income. As of December 31, 2020, the Company did not intend to sell any debt securities in an unrealized loss position, and it is not more likely than not that the Company will be required to sell any debt securities before recovery of their amortized cost basis.
If the Company does not expect to recover the amortized cost basis of a debt security with declines in fair value (even if the Company does not intend to sell the debt security and it is not more likely than not that the Company will be required to sell the debt security), the loss is considered an other-than-temporary impairment loss and the credit portion of the loss (“credit loss”) is recognized in net income and the non-credit portion is recognized in other comprehensive income, net of tax. The credit loss is the difference between the present value of the cash flows expected to be collected and the amortized cost basis of the debt security. The cash flows expected to be collected are discounted at the rate implicit in the security immediately prior to the recognition of the other-than-temporary impairment.
Expected future cash flows for debt securities are based on qualitative and quantitative factors specific to each security, including the probability of default and the estimated timing and amount of recovery. The detailed inputs used to project expected future cash flows may be different depending on the nature of the individual debt security.
As a result of its security-level review, the Company did not recognize any other-than-temporary impairment losses considered to be credit related for the years ended December 31, 2020, 2019 and 2018.
Investment securities classified as held-to-maturity are carried at amortized cost because they are purchased with the intent and ability to be held to maturity. The Company also holds restricted investments which are treated as held-to-maturity debt securities. Restricted investments consist of United States Treasuries with maturities of 24 months or less. These restricted investments are kept on deposit in several states and are pledged to the appropriate insurance regulators, in accordance with regulations in each state, for the duration of the time the Company does business in those states.
Debt securities are classified as available-for-sale unless they are classified as held-to-maturity. Available-for-sale debt securities are recorded at fair value. Any unrealized holding gains or losses on available-for-sale debt securities are reported as accumulated other comprehensive gain or loss, which is a separate component of stockholders’ equity, net of tax, until realized.
Mortgage loans
Investments in mortgage loans are long-term investments and carried at amortized cost. They are purchased with the intent and ability to be held to maturity.
Equity securities
Equity securities are recorded at fair value based upon a quoted market price reported on recognized securities exchanges on the last business day of the year. Any change in unrealized holding gains or losses on equity securities are reported as a component of net income.
Fair value measurements
ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”) establishes a fair value hierarchy that prioritizes and ranks the level of observability of inputs used to measure investments at fair value. The observability of inputs is impacted by a number of factors, including the type of investment, characteristics specific to the investment, market conditions and other factors. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Investments with readily available quoted prices or for which fair value can be measured from quoted prices in active markets will typically have a higher degree of input observability and a lesser degree of judgment applied in determining fair value.
The three levels of the fair value hierarchy under ASC 820 are as follows:

Level 1	Quoted prices (unadjusted) in active markets for identical investments at the measurement date are used.

Level 2	Pricing inputs are other than quoted prices included within Level 1 that are observable for the investment, either directly or indirectly. Level 2 pricing inputs include quoted prices for similar investments in active markets, quoted prices for identical or similar investments in markets that are not active, inputs other than quoted prices that are observable for the investment, and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3	Pricing inputs are unobservable and include situations where there is little, if any, market activity for the investment. The inputs used in determination of fair value require significant judgment and estimation.
In some cases, the inputs used to measure fair value might fall within different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the investment is categorized in its entirety is determined based on the lowest level input that is significant to the investment. Assessing the significance of a particular input to the valuation of an investment in its entirety requires judgment and considers factors specific to the investment. The categorization of an investment within the hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the perceived risk of that investment.
Cash and cash equivalents, restricted cash, receivables, prepaid expenses and other assets, accounts payable, and accrued expenses and other liabilities approximate fair value and are therefore excluded from the leveling table seen in Note 4. The cost basis is determined to approximate fair value due to the short-term duration of the financial instruments. The Company’s loan from a related party (see Note 10 for additional information), had a variable interest rate consisting of U.S. one-month LIBOR plus a spread based on our credit profile. The Company’s credit profile has not changed since the issuance of its loan from a related party. As a result, as of December 31, 2020 the Company considered the carrying value of the loan from a related party to approximate fair value.
Receivables, net
Receivables are generally due within thirty to ninety days and are recorded net of an allowance for doubtful accounts. Our receivables represent premiums, escrow and related fees due to us as a result of the closing of real estate transactions. The Company determines the allowance for doubtful accounts by considering a number of factors, including the length of time receivables are past due, previous loss history and a specific customer’s ability to pay its obligations to the Company. Amounts deemed uncollectible are expensed in the period in which such determination is made. As of December 31, 2020 and 2019, the allowance for doubtful accounts was $0.5 million and $0.2 million, respectively.
Fixed assets, net
Fixed assets, net, consists of internally developed software, furniture, computers, software and equipment, and is recorded at cost less accumulated depreciation. Depreciation expense is computed using the straight-line method over the estimated useful life of each asset. Repair and maintenance costs are expensed as incurred. Fixed assets are reviewed for impairment whenever events or circumstances indicate that the carrying amounts may not be recoverable.
The following table summarizes the range of useful lives assigned to fixed assets, by asset class:

Useful lives:
Leasehold improvements	Shorter of the lease term or useful life of the asset
Furniture and equipment	Five years
Computer equipment	Three years
Software	Three to eight years
Internally developed software	five years
Internally developed or acquired software
Technology and software are acquired or developed for internal use and for use with the Company’s products. Internally developed software and acquired software are amortized over an estimated useful life ranging from three to eight years using the straight-line method. Technology development costs, which include certain payroll-related costs of employees directly associated with developing technology and software in addition to incremental payments to third parties, are capitalized from the time technological feasibility is established until the software is ready for use. Capitalized internally developed software and acquired software development costs for the years ended December 31, 2020 and 2019 are included in fixed assets, net on the consolidated balance sheets.
Title plants
The Company acquired its title plants in the North American Title Acquisition and evaluated them at the Close Date. Title plants are carried at cost, with costs incurred to maintain, update and operate title plants expensed as incurred. At the Close Date, cost approximated fair value. Because properly maintained title plants have indefinite lives and do not diminish in value with the passage of time, no provision has been made for depreciation or amortization. The Company analyzes the title plants for impairment when events or circumstances indicate that the carrying amount may not be recoverable. This analysis includes, but is not limited to, the effects of obsolescence, duplication, demand and other economic factors. There were no impairments of title plants for the years ended December 31, 2020 and 2019. In February 2020, we sold a title plant for a total sale price of $3.2 million, including a realized gain of $0.2 million.
Goodwill
Goodwill represents the excess of the acquisition price over the fair value of assets acquired and liabilities assumed in a business combination. Goodwill is assigned to one or more reporting units on the date of acquisition. We review our goodwill for impairment annually on October 1 of each fiscal year and between annual tests if events or circumstances arise that would more likely than not reduce the fair value of any one of our reporting units below its respective carrying amount. In performing our annual goodwill impairment test, we first perform a qualitative assessment, which requires that we consider macroeconomic conditions, industry and market considerations, cost factors, overall financial performance, changes in management or key personnel, changes in strategy, changes in customers, changes in the composition or carrying amount of a reporting unit or other factors that have the potential to impact fair value. If, after assessing the totality of events and circumstances, we determine that it is more likely than not that the fair values of our reporting units are greater than the carrying amounts, then the quantitative goodwill impairment test is not performed.
We completed our annual goodwill impairment test on October 1, 2020. We determined, after performing a qualitative review of each reporting unit, that more likely than not the fair value of each of our reporting units exceeds the respective carrying amounts. Accordingly, there was no indication of impairment and the quantitative goodwill impairment test was not performed. We did not identify any events or changes in circumstances since the performance of our annual goodwill impairment test that would require us to perform another goodwill impairment test during the fiscal year.
Trade Names
The intangible asset values of the Company’s trade names were determined in the North American Title Acquisition, and were assigned a useful life of seven years. The Company’s finite-lived intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable, and intangibles are also evaluated periodically to determine their remaining useful life. In 2020, the Company determined that there would be a change in the Company's use of the acquired trade names in the second quarter of 2021. The Company determined that the change in use was not related to the value of the trade names, but to changes in business strategy, and did not result in an impairment. However, the Company changed its estimates of the useful lives of the acquired trade names to better reflect the estimated periods during which these trade names will remain in service. The estimated useful life of the trade names was revised such that the trade names will be fully amortized by June 30, 2021. The result of this change in estimate is an increase to 2020 amortization expense of $1.5 million. The amortization expense recorded for the Company's trade names was $2.3 million and $0.8 million in 2020 and 2019, respectively. The remaining amortization expense expected to be recognized in 2021 relating to the Company’s trade names is $2.7 million.
Trade names consists of the following:

	December 31
	2020	2019
Trade names	$5,871	$5,871
Accumulated amortization	(3,187)	(839)
Total trade names, net	$2,684	$5,032
Revenue recognition
Net premiums written
Insurance premiums on title insurance policies issued directly by the Company through instant and traditional underwriting through our captive title agents and agencies (“Direct Agents”) are recognized on the closing of the underlying transaction, in accordance with ASC Topic 944, Financial Services - Insurance (ASC 944), as most of the services associated with the insurance contract have been rendered at that point in time. Insurance premiums on title insurance policies issued by independent agents (“Third-Party Agents” or “Independent Agents”) are recognized gross of premiums retained by third-party agents when notice of issuance is received from the Third-Party Agent, which is generally when cash payment is received.
In addition, we estimate and accrue for revenues on policies sold but not reported by Third-Party Agents as of the relevant balance sheet closing date. This accrual is based on historical transactional volume data for title insurance policies that have closed and were not reported before the relevant balance sheet closing, as well as trends in our operations and in the title and housing industries. There could be variability in the amount of this accrual from period to period and amounts subsequently reported to us by Third-Party Agents may differ from the estimated accrual recorded in the preceding period. If the amount of revenue subsequently reported to us by Third Party Agents is higher or lower than our estimate, we record the difference in revenue in the period in which it is reported. For the years ended December 31, 2020 and 2019, the time lag between the closing of transactions by Third-Party Agents and the reporting of policies, or premiums from policies issued by Third-Party Agents to us has been approximately 3 months.
Escrow, other title-related fees and other
ASU 2014-09, Revenue from Contracts with Customers (ASC 606) requires that an entity recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Escrow fees and other title-related fees are primarily associated with managing the closing of real estate transactions, including the processing of funds on behalf of the transaction participants, gathering and recording the required closing documents, providing notary and other real estate or title-related activities. The transfer of services for the escrow and other title-related fees are satisfied at the closing of the real estate transaction. Therefore, revenues related to escrow and other title-related fees are recognized at the closing date of the real estate transaction. We also earn a fee for placing and binding title insurance policies with third-party underwriters. In some situations, we act as an agent to place and bind title insurance policies in transactions that involve third-party underwriters in exchange for a fee. This fee is recognized as revenue on the effective date of the policy, which is the closing date of the real estate transaction. It is included in the “Escrow and other title related fees and other” account on the consolidated statements of operations.
Reinsurance
The Company utilizes excess of loss and quota share reinsurance programs to limit its maximum loss exposure by reinsuring certain risks with other insurers. Reinsurance agreements transfer portions of the underlying risk of the business the Company writes. The Company remains primarily liable to the insured whether or not the reinsurer is able to meet its contractual obligations. However, the reinsurance contract does permit the Company to recover certain incurred losses from its reinsurers, and reinsurance recoveries reduce the maximum loss that the Company may incur as a result of a covered loss event.
The Company has two reinsurance treaties: Excess of Loss Treaty and Quota Share Treaty. Under the Excess of Loss Treaty, we cede liability over $15 million on all files. Excess of loss reinsurance coverage protects the Company from a large loss from a single loss occurrence. The Excess of Loss Treaty provides for ceding liability above the retention of $15 million for all policies up to a liability cap of $500 million.
Under the Quota Share Treaty, during 2020, the Company ceded 100% of its instant underwriting policies from refinancing transactions. We receive ceding commission and are entitled to profit commission as a result of this reinsurance arrangement. Reinsurance premiums, losses and loss adjustment expenses (“LAE”) ceded to other companies are accounted for on a basis consistent with those used in accounting for the original title insurance policies issued and the terms of the reinsurance contracts.
Payments and recoveries on reinsured losses for the Company’s title insurance business were immaterial during the years ended December 31, 2020, 2019 and 2018.
Ceding commission from reinsurance transactions are presented as a revenue within the Escrow, other title-related fees, and other account on the consolidated statements of operations.
Total premiums ceded in connection with reinsurance are netted against the written premiums on the consolidated statements of operations. Gross premiums written and ceded premiums are as follows:

	Year ended December 31
	2020	2019	2018
Gross premiums written	$349,636	$294,159	$—
Ceded premiums	(4,028)	(1,452)	—
Net premiums written	$345,608	$292,707	$—
Percentage of amount assumed to net	98.8%	99.5%	—
Liability for loss and loss adjustment expenses
Our liability for loss and loss adjustment expenses include reserves for known claims as well as reserves for incurred but not reported (“IBNR”) claims. Each known claim is reserved based on our review of the estimated amount of the claim and the costs required to settle the claim. Reserves for IBNR are estimates that are established at the time the premium revenue is recognized and are based upon historical experience and other factors, including industry trends, claim loss history, legal environment, geographic considerations, and the types of title insurance policies written.
The liability for loss and loss adjustment expenses also includes reserves for losses arising from closing and disbursement functions due to fraud or operational error. These reserves are intended to provide for closing errors when we are acting as the escrow company such as, disbursing to the wrong party, paying the wrong lender, improperly allocating funds or relying on third-party fraudulent documents in closing transactions.
If a loss compensable under a title insurance policy is caused by an act or omission committed by a Third-Party Agent, the Company may seek contribution or reimbursement from the Third-Party Agent. In any event, the Company may proceed against any party who is responsible for any loss under the title insurance policy under rights of subrogation.
Income taxes
Under ASC 740, Income Taxes (“ASC 740”), deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period of the enactment date. Valuation allowances are established when it is more likely than not that some or all of the deferred tax assets will not be realized.
ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for the payment of interest and penalties at December 31, 2020, 2019 and 2018. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.
Stock compensation expense
The Company recognizes stock-based compensation expense in accordance with the provisions of ASC 718, Compensation - Stock Compensation, (“ASC 718”). ASC 718 requires the measurement and recognition of stock-based compensation expense for all stock-based awards issued to employees and directors based on estimated fair values at the grant date. The Company measures the grant date fair value of stock options using the Black-Scholes option-pricing model. Stock-based compensation expense arising from stock options is recorded on a straight-line basis over the vesting period of each grant. Forfeitures are accounted for as incurred.
For restricted stock awards (“RSAs”) paid in consideration of services rendered by non-employees, the Company recognizes compensation expense in accordance with the requirements of ASU 2018-07, Improvements to Nonemployee Share-Based Payment Accounting. The Company measures the fair value of RSAs using the fair market value of the underlying common stock at the grant date. Stock-based compensation expense arising from RSAs is recorded on a straight-line basis over the vesting period of each grant. Forfeitures are accounted for as incurred.
Concentration of credit risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in financial institutions. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.
Advertising costs
Advertising costs, which include promotional expenses, are expensed as incurred. Advertising expenses were $3.1 million and $2.7 million for the years ended December 31, 2020 and 2019, respectively, and are included in other operating expenses in the accompanying consolidated statements of operations. There were no advertising expenses for the year ended December 31, 2018.
Earnings per share
Basic earnings per share is calculated under the two-class method because the Company has issued participating preferred shares. The two-class method requires that income or loss from continuing operations be reduced by the amounts of dividends for the period along with allocations of undistributed earnings attributable to participating securities. Losses are not allocated to participating securities as they do not have a contractual obligation to share in losses.
The more dilutive of the two-class method and the if-converted method is used to calculate the dilutive impact of the preferred shares. The treasury stock method is utilized to calculate the dilutive impact of the outstanding warrants, RSAs and options and the if-converted method is utilized for the Company's convertible notes.
For the years ended December 31, 2020, 2019 and 2018, preferred shares, stock options, warrants and RSAs were anti-dilutive, therefore, were excluded from the computation of diluted earnings per share.
Basic and diluted earnings per share attributable to the Company’s common stock for the years ended December 31, 2020, 2019 and 2018 was calculated using weighted average common shares outstanding.
Risk and uncertainties
The COVID-19 global pandemic has caused national and global economic and financial market disruptions. On the onset of the pandemic, the Company braced and anticipated uncertain disruption to our business. However, we have been successful in our ability to adapt to new market-demands through our cutting-edge technology and ability to offer remote closings to our customers. Our results from operations for the year ended December 31, 2020, similarly, show that the Company’s performance from operations was not adversely impacted in a material manner. The Company continues to monitor and react to business disruptions caused by the pandemic but we cannot predict with certainty the duration of the pandemic or its impact on the Company’s financial condition and results of operations, as well as business operations and workforce.
Recently issued and adopted accounting pronouncements
In May 2014, the FASB issued ASC 606, which supersedes nearly all existing revenue recognition guidance under U.S. GAAP. The core principle of ASC 606 is that an entity should recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. ASC 606 also requires additional disclosure about the nature, amount, timing, and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments, changes in judgments, and assets recognized from costs incurred to obtain or fulfill a contract. ASC 606 permits the use of either the full retrospective or modified retrospective adoption methods.
On January 1, 2019, the Company early adopted ASC 606 using the modified retrospective method. Results for reporting periods beginning after January 1, 2019 are presented under ASC 606, while prior period amounts are not adjusted and continue to be reported under the accounting standards in effect for the prior period and are considered not material. The early adoption of ASC 606 did not have an impact on the recognition of our primary sources of revenue, Direct Agent and Third-Party Agent title insurance premiums, as those revenue streams are subject to the accounting and reporting requirements under ASC 944. Timing of recognition of substantially all of the Company’s remaining revenue was also not impacted, and therefore we did not record any cumulative effect adjustment to opening equity. The only impact on the Company’s revenue recognition was the classification of recording fees and tax lien fees as pass through expense. These inflows were determined to be transactions where the Company is functioning as an agent as opposed to a principal.
In January 2017, the FASB issued ASU 2017-04, Intangibles - Goodwill and Other (Topic 350), simplifying Accounting for Goodwill Impairment ("ASU 2017-04"). ASU 2017-04 removes the requirement to perform a hypothetical purchase price allocation to measure goodwill impairment. A goodwill impairment will now be the amount by which a reporting unit's carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. The Company early adopted this update as of January 1, 2020 with no material impact on the Company's financial position and results of operations.
In August 2018, the FASB issued ASU 2018-15, Intangibles — Goodwill and Other — Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that is a Service Contract ("ASU 2018-15"). ASU 2018-15 requires a customer in a cloud computing arrangement that is a service contract to follow the internal-use software guidance in ASC 350-40 to determine which implementation costs to defer and recognize as an asset. The amendments in this update are effective for public entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. For all other entities, the amendment is effective for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. The Company early adopted this update for the year ended December 31, 2019 with no material impact on the Company's financial position and results of operations.
In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework— Changes to the Disclosure Requirements for Fair Value Measurement, which changes the fair value measurement disclosure requirements of ASC 820. As of this recent issuance, the following disclosure requirements were removed from Topic 820: (1) The amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy (2) The policy for timing of transfers between levels (3) The valuation processes for Level 3 fair value measurements and (4) For nonpublic entities, the changes in unrealized gains and losses for the period included in net income for recurring Level 3 fair value measurements held at the end of the reporting period. The following disclosure requirements were modified in Topic 820: (1) In lieu of a rollforward for Level 3 fair value measurements, a nonpublic entity is required to disclose transfers into and out of Level 3 of the fair value hierarchy and purchases and issues of Level 3 assets and liabilities (2) For investments in certain entities that calculate net asset value, an entity is required to disclose the timing of liquidation of an investee’s assets and the date when restrictions from redemption might lapse only if the investee has communicated the timing to the entity or announced the timing publicly and (3) The amendments clarify that the measurement uncertainty disclosure is to communicate information about the uncertainty in measurement as of the reporting date. The amendments in this update are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The Company adopted this update as of January 1, 2020 with no material impact on the Company's financial position and results of operations.
Recently issued but not adopted accounting pronouncements
In June 2016, the FASB issued ASU No. 2016-13 Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments (Topic 326). The amendments in this and the related ASUs introduce broad changes to accounting for credit impairment of financial instruments. The primary updates include the introduction of a new current expected credit loss ("CECL") model that is based on expected rather than incurred losses and amendments to the accounting for impairment of held-to-maturity securities and available for sale securities. The amendments in this update are effective for public entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. For all other entities, the amendment is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. We are finalizing the effect this new guidance will have on our consolidated financial statements and related disclosures. Based on our implementation analysis performed, we have concluded that the overall effect of Topic 326 is not expected to be material to the consolidated financial statements upon adoption. We have not early adopted this standard.
In February 2016, the FASB issued ASU 2016-02, Leases ("ASU 2016-02"), which provides guidance for accounting for leases. ASU 2016-02 requires lessees to classify leases as either finance or operating leases and to record a right-of-use asset and a lease liability for all leases with a term greater than 12 months regardless of the lease classification. The lease classification will determine whether the lease expense is recognized based on an effective interest rate method or on a straight-line basis over the term of the lease. The amendments in this update are effective for public entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. In June 2020, the FASB issued ASU 2020-05, Revenue From Contracts With Customers (Topic 606) and Leases (Topic 842): Effective Dates for Certain Entities, which extended the adoption date of ASU 2016-02 for all other entities. Under ASU 2020-05, the effective date for adoption of ASU 2016-02 is fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Accounting for lessors remains largely unchanged from current U.S. GAAP. ASU 2016-02 will be effective for the Company’s fiscal year beginning January 1, 2022 and subsequent interim periods. The Company is currently evaluating the impact the adoption of ASU 2016-02 will have on the Company's financial statements.